LONG – LIVED ASSETS	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
LONG – LIVED ASSETS

NOTE 3 – LONG – LIVED ASSETS

Property and equipment

Property and equipment consist of the following:

	September 30, 2021	December 31, 2020
Machinery, tooling and equipment	$454,303	$215,995
Vehicles	134,144	73,202
Demonstration vehicles	113,985	–
Fixtures & furniture	72,346	–
Leasehold improvements	17,124	–
Computers	78,879	18,112
	870,780	307,309
Less: Accumulated depreciation	(109,738)	(2,038)
Total property, plant and equipment	$761,042	$305,271

Depreciation expense for the three and nine months ended September 30, 2021, was $57,448 and $124,726, respectively. There was no depreciation expense for the period from February 21, 2020 (inception) through September 30, 2020.

Intangible assets

During 2020, the Company acquired certain domain names for $17,438. The domain names are being amortized over an estimated useful life of 15 years. Amortization expense for the three and nine months ended September 30, 2021, was $3,741 and $9,831. Amortization expense for the three months ended September 30, 2020, and the period from February 21, 2020 (inception) through September 30, 2020, was $194.